UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2014. The net asset values (NAV) per share at that date were $15.19, $14.31, $14.21 and $15.73 for Class A, Class B, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2014
Cohen & Steers Real Estate Securities Fund—Class A	17.87%
Cohen & Steers Real Estate Securities Fund—Class B	17.39%
Cohen & Steers Real Estate Securities Fund—Class C	17.42%
Cohen & Steers Real Estate Securities Fund—Class I	17.93%
FTSE NAREIT Equity REIT Index[a]	17.66%
S&P 500 Index[a]	7.14%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. The 1% maximum contingent deferred sales charge on Class C shares applies if redemption occurs less than one year from purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The FTSE NAREIT Equity REIT Index is an unmanaged, market-capitalization-weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The Standard & Poor's 500 Composite Stock Index (S&P 500 Index) is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries that is frequently used as a general measure of stock market performance.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Investment Review

U.S. Real Estate Investment Trusts (REITs) registered strong gains in the first half of 2014, outgaining the broad equity market after broadly underperforming in 2013. The period began with an easing in long-term bond yields as signs emerged that the unusually harsh winter weather had a negative impact on economic activity. Investors were initially apprehensive after data revealed that U.S. gross domestic product (GDP) contracted more than anticipated in the first quarter, but that sentiment soon faded as strong jobs reports and accelerating industrial production painted a more upbeat picture of the economy. The positive data lifted investors' confidence that the recovery had sufficient momentum as the Federal Reserve continued to taper its bond purchases. At the same time, bond yields continued their downward trend amid a combination of an accommodative outlook for U.S. monetary policy and aggressive liquidity measures by the European Central Bank.

Fundamentals continued to improve for all types of real estate, driving solid returns across the REIT landscape. Apartment REITs (23.6% total returnb) performed well despite continued pressures of new supply. Many companies exhibited better-than-expected cash flow growth, as continued demand for rental housing enabled them to raise rents on existing tenants, even in markets where new tenants were being signed at lower rates. Revenues at self storage REITs (18.1%) also continued to improve amid rising rents and occupancy rates.

The regional mall (16.4%) and shopping center sectors (16.7%) benefited from growing retail sales and improving tenant demand for in-line storefronts in prime locations. Managements also had relatively good success improving the productivity of lower-performing assets through redevelopment. In the office sector (17.8%), asset values and rent-growth expectations continued to improve, particularly in New York City and San Francisco. Industrial REITs (13.1%) also saw evidence of strengthening demand and higher rents. However, with developers ramping up construction to meet the demand for built-to-suit multipurpose facilities, investors showed increasing sensitivity to the potential impact of new supply in select markets.

Fund Performance

The Fund had a positive total return, with Class A and I shares slightly outperforming the benchmark, and Class B and C shares modestly trailing the benchmark. Stock selection contributed to performance across a number of sectors, such as health care (17.6% return in the index), diversified (15.9%) and offices. An underweight in the free standing sector (13.0%) further contributed to returns.

Detractors from relative returns included stock selection in the hotel group (17.2%), reflecting an out-of-index position in Orient-Express Hotels. An overweight allocation in the industrial sector also hindered returns. An overweight in the regional mall and shopping center sectors detracted from relative performance, although this was offset by security selection in both groups.

Investment Outlook

We believe the U.S. economy remains on track for stronger GDP growth and a gradual rise in interest rates. We view this as a favorable backdrop for REITs, as the potential for higher asset values and cash flows should outweigh the likely return of upward-trending Treasury yields. U.S. REITs continue to offer attractive valuations, in our view, as we believe modest premiums to NAVs are justified given the improvement in real estate fundamentals and continued job growth.

b  Sectors in U.S. dollars as represented by the FTSE NAREIT Equity REIT Index.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Our positive outlook for the U.S. economy leads us to prefer cyclically sensitive names, although we have balanced these positions with attractively valued noncyclical assets that may perform better if tepid growth continues. We continue to favor New York City offices given the continued strengthening in fundamentals. We have also begun to take targeted positions in suburban office companies trading at discounts to their underlying property values.

We continue to see attractive value in high-quality regional mall and shopping center landlords, as well as some owners of Class-B assets that we believe offer potential for attractive risk-adjusted returns. Within the self storage sector, we expect further upside to cash flow growth amid strong demand and limited new supply.

Sincerely,

ROBERT H. STEERS	JOSEPH M. HARVEY
Chairman	Portfolio Manager

THOMAS N. BOHJALIAN	JASON A. YABLON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories focused on global listed real estate, commodities, global listed infrastructure & MLPs, as well as preferred securities and large cap value equities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2014

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	10.21%[a]	9.63%[b]	13.61%[d]	—
1 Year (without sales charge)	15.40%	14.63%	14.61%	15.70%
5 Years (with sales charge)	22.68%[a]	22.85%[c]	23.02%	—
5 Years (without sales charge)	23.82%	23.03%	23.02%	24.22%
10 Years (with sales charge)	8.00%[a]	7.80%	7.79%	—
10 Years (without sales charge)	8.50%	7.80%	7.79%	8.86%
Since Inception[e] (with sales charge)	9.21%[a]	8.39%	8.41%	—
Since Inception[e] (without sales charge)	9.51%	8.39%	8.41%	9.85%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annualized expense ratios for each class of shares as disclosed for each class of shares in the May 1, 2014 prospectuses were as follows: Class A—1.23%; Class B and Class C—1.87% and Class I—0.96%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5.00%.

c  Reflects a contingent deferred sales charge of 2.00%.

d  Reflects a contingent deferred sales charge of 1.00%.

e  Inception dates: September 2, 1997, January 15, 1998, January 14, 1998, and July 15, 1998 for Class A, B, C and I shares, respectively.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014—June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period[a] January 1, 2014– June 30, 2014
Class A
Actual (17.87% return)	$1,000.00	$1,178.70	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.84	$6.01
Class B
Actual (17.39% return)	$1,000.00	$1,173.90	$9.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.62	$9.25
Class C
Actual (17.42% return)	$1,000.00	$1,174.20	$9.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.62	$9.25
Class I
Actual (17.93% return)	$1,000.00	$1,179.30	$5.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.18	$4.66

a  Expenses are equal to the Fund's Class A, Class B, Class C and Class I annualized expense ratios of 1.20%, 1.85%, 1.85% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

June 30, 2014

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$170,497,859	10.1
Equity Residential	92,021,958	5.5
Prologis	72,582,609	4.3
Vornado Realty Trust	62,581,989	3.7
SL Green Realty Corp.	62,408,011	3.7
Ventas	61,402,544	3.7
Public Storage	61,332,333	3.6
UDR	59,987,265	3.6
Regency Centers Corp.	44,728,134	2.7
Weingarten Realty Investors	41,643,419	2.5

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

		Number of Shares	Value
COMMON STOCK—REAL ESTATE	99.0%
CONSTRUCTION MATERIALS	0.5%
Boise Cascade Co.[a]		291,761	$8,356,035
DIVERSIFIED	8.1%
American Assets Trust		454,897	15,716,691
American Realty Capital Properties		1,691,339	21,192,478
Cousins Properties		1,202,958	14,976,827
Forest City Enterprises, Class Aa		1,081,705	21,493,479
Vornado Realty Trust		586,358	62,581,989
			135,961,464
HEALTH CARE	8.2%
Aviv REIT		542,892	15,293,268
Health Care REIT		326,503	20,461,943
Healthcare Trust of America, Class A		1,333,108	16,050,620
Omega Healthcare Investors		452,331	16,672,921
Physicians Realty Trust		619,218	8,910,547
Ventas		957,918	61,402,544
			138,791,843
HOTEL	10.5%
Ashford Hospitality Prime		718,175	12,323,883
Belmond Ltd., Class A (Bermuda)[a]		922,541	13,413,746
DiamondRock Hospitality Co.		2,546,951	32,651,912
Hilton Worldwide Holdings[a]		1,261,879	29,401,781
Host Hotels & Resorts		183,047	4,028,864
La Quinta Holdings[a]		440,618	8,433,429
Strategic Hotels & Resorts[a]		2,324,668	27,221,862
Summit Hotel Properties		1,189,471	12,608,393
Sunstone Hotel Investors		2,451,281	36,597,625
			176,681,495
INDUSTRIALS	8.0%
First Industrial Realty Trust		794,959	14,977,028
Gramercy Property Trust		2,122,668	12,842,141
Prologis		1,766,430	72,582,609
Rexford Industrial Realty		836,298	11,908,883
STAG Industrial		893,000	21,440,930
			133,751,591

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
OFFICE	11.4%
BioMed Realty Trust		928,154	$20,261,602
Brandywine Realty Trust		7,006	109,294
Corporate Office Properties Trust		889,146	24,727,150
Douglas Emmett		966,150	27,264,753
Empire State Realty Trust, Class A		999,572	16,492,938
Kilroy Realty Corp.		464,876	28,952,477
Mack-Cali Realty Corp.		439,876	9,448,536
Parkway Properties		90,567	1,870,209
SL Green Realty Corp.		570,405	62,408,011
			191,534,970
RESIDENTIAL	15.9%
APARTMENT	14.6%
American Homes 4 Rent, Class A		655,498	11,641,645
Apartment Investment & Management Co.		922,541	29,770,398
Education Realty Trust		711,516	7,641,682
Equity Residential		1,460,666	92,021,958
Essex Property Trust		66,196	12,240,302
Home Properties		448,896	28,711,388
Post Properties		68,695	3,672,435
UDR		2,095,259	59,987,265
			245,687,073
MANUFACTURED HOME	1.3%
Sun Communities		255,029	12,710,645
Toll Brothers[a]		230,252	8,496,299
			21,206,944
TOTAL RESIDENTIAL			266,894,017
SELF STORAGE	7.8%
CubeSmart		1,749,140	32,044,245
Extra Space Storage		472,161	25,142,573
Public Storage		357,936	61,332,333
Sovran Self Storage		173,427	13,397,236
			131,916,387
SHOPPING CENTERS	26.4%
COMMUNITY CENTER	10.6%
Kimco Realty Corp.		1,453,896	33,410,530
Ramco-Gershenson Properties Trust		1,211,876	20,141,379
Regency Centers Corp.		803,307	44,728,134

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

		Number of Shares	Value
Retail Properties of America, Class A		1,306,405	$20,092,509
Tanger Factory Outlet Centers		366,612	12,820,421
Washington Prime Group[a]		325,704	6,103,693
Weingarten Realty Investors		1,268,070	41,643,419
			178,940,085
REGIONAL MALL	15.8%
Glimcher Realty Trust		2,406,734	26,064,929
Macerich Co. (The)		550,343	36,735,395
Pennsylvania REIT		49,120	924,438
Simon Property Group		1,025,366	170,497,859
Taubman Centers		416,186	31,551,061
			265,773,682
TOTAL SHOPPING CENTERS			444,713,767
SPECIALTY	2.2%
CyrusOne		1,016,407	25,308,534
QTS Realty Trust, Class A		402,036	11,510,291
			36,818,825
TOTAL COMMON STOCK (Identified cost—$1,324,728,487)			1,665,420,394
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%[b]		4,200,000	4,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,200,000)			4,200,000
TOTAL INVESTMENTS (Identified cost—$1,328,928,487)	99.3%		1,669,620,394
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		12,234,164
NET ASSETS	100.0%		$1,681,854,558

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Rate quoted represents the seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,328,928,487)	$1,669,620,394
Cash	4,268,237
Receivable for:
Investment securities sold	19,114,687
Fund shares sold	8,130,019
Dividends	4,599,678
Other assets	31,314
Total Assets	1,705,764,329
LIABILITIES:
Payable for:
Fund shares redeemed	16,094,058
Dividends declared	4,940,745
Investment securities purchased	1,516,319
Investment advisory fees	1,016,744
Distribution fees	33,939
Administration fees	27,491
Directors' fees	59
Other liabilities	280,416
Total Liabilities	23,909,771
NET ASSETS	$1,681,854,558
NET ASSETS consist of:
Paid-in capital	$1,327,929,012
Dividends in excess of net investment income	(6,896,162)
Accumulated undistributed net realized gain	20,129,801
Net unrealized appreciation	340,691,907
$1,681,854,558

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2014 (Unaudited)

CLASS A SHARES:
NET ASSETS	$372,584,244
Shares issued and outstanding ($0.001 par value common stock outstanding)	24,535,858
Net asset value and redemption price per share	$15.19
Maximum offering price per share ($15.19 ÷ 0.955)[a]	$15.91
CLASS B SHARES:
NET ASSETS	$625,890
Shares issued and outstanding ($0.001 par value common stock outstanding)	43,730
Net asset value and offering price per share[b]	$14.31
CLASS C SHARES:
NET ASSETS	$288,269,722
Shares issued and outstanding ($0.001 par value common stock outstanding)	20,285,339
Net asset value and offering price per share[b]	$14.21
CLASS I SHARES:
NET ASSETS	$1,020,374,702
Shares issued and outstanding ($0.001 par value common stock outstanding)	64,853,726
Net asset value, offering and redemption price per share	$15.73

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividend income	$17,491,853
Expenses:
Investment advisory fees	5,640,038
Distribution fees—Class A	491,710
Distribution fees—Class B	2,898
Distribution fees—Class C	1,007,035
Shareholder servicing fees—Class A	196,684
Shareholder servicing fees—Class B	966
Shareholder servicing fees—Class C	335,679
Shareholder servicing fees—Class I	338,706
Administration fees	250,119
Transfer agent fees and expenses	166,620
Shareholder reporting expenses	156,969
Registration and filing fees	76,780
Professional fees	46,834
Directors' fees and expenses	39,680
Custodian fees and expenses	33,322
Line of credit fees	9,124
Miscellaneous	33,665
Total Expenses	8,826,829
Net Investment Income	8,665,024
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,578,978
Options	25,755
Net realized gain	39,604,733
Net change in unrealized appreciation (depreciation) on:
Investments	199,256,862
Options	218,371
Net change in unrealized appreciation (depreciation)	199,475,233
Net realized and unrealized gain	239,079,966
Net Increase in Net Assets Resulting from Operations	$247,744,990

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Change in Net Assets:
From Operations:
Net investment income	$8,665,024	$13,468,851
Net realized gain	39,604,733	104,088,172
Net change in unrealized appreciation (depreciation)	199,475,233	(76,386,108)
Net increase in net assets resulting from operations	247,744,990	41,170,915
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,106,126)	(3,679,207)
Class B	(5,407)	(4,247)
Class C	(2,331,658)	(1,316,129)
Class I	(10,673,496)	(8,852,521)
Net realized gain:
Class A	(5,240,332)	(17,166,419)
Class B	(9,369)	(63,348)
Class C	(4,331,323)	(13,540,785)
Class I	(13,995,743)	(34,959,969)
Total dividends and distributions to shareholders	(40,693,454)	(79,582,625)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	112,544,655	341,957,670
Total increase in net assets	319,596,191	303,545,960
Net Assets:
Beginning of period	1,362,258,367	1,058,712,407
End of period[a]	$1,681,854,558	$1,362,258,367

a  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $6,896,162 and $1,555,501, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.21	$13.47	$11.71	$11.24	$9.07	$6.87
Income (loss) from investment operations:
Net investment income[a]	0.08 [b]	0.15	0.12	0.10 [b]	0.10	0.15
Net realized and unrealized gain	2.28	0.44	1.87	0.57	2.29	2.31
Total from investment operations	2.36	0.59	1.99	0.67	2.39	2.46
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.13)	(0.20)	(0.22)	(0.20)
Net realized gain	(0.22)	(0.70)	(0.10)	—	—	—
Tax return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(0.38)	(0.85)	(0.23)	(0.20)	(0.22)	(0.26)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	1.98	(0.26)	1.76	0.47	2.17	2.20
Net asset value, end of period	$15.19	$13.21	$13.47	$11.71	$11.24	$9.07
Total investment return[d,e]	17.87%[f]	4.44%	17.03%	6.08%	26.63%	37.43%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$372.6	$344.3	$292.5	$241.6	$202.4	$161.4
Ratio of expenses to average daily net assets	1.20%[g]	1.23%	1.25%[h]	1.30%[h]	1.32%[h]	1.39%[h]
Ratio of net investment income to average daily net assets	1.05%[g]	1.05%	0.93%[h]	0.82%[h]	0.97%[h]	2.19%
Portfolio turnover rate	42%[f]	101%	86%	74%	102%	119%

a  Calculation based on average shares outstanding.

b  15.1% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2014 and the year ended December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.47	$12.75	$11.07	$10.63	$8.57	$6.51
Income (loss) from investment operations:
Net investment income (loss)[a]	0.02 [b]	0.02	0.00 [c]	(0.01)[b]	0.02	0.09
Net realized and unrealized gain	2.15	0.45	1.81	0.57	2.19	2.18
Total from investment operations	2.17	0.47	1.81	0.56	2.21	2.27
Less dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.05)	(0.03)	(0.12)	(0.15)	(0.15)
Net realized gain	(0.22)	(0.70)	(0.10)	—	—	—
Tax return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(0.33)	(0.75)	(0.13)	(0.12)	(0.15)	(0.21)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	1.84	(0.28)	1.68	0.44	2.06	2.06
Net asset value, end of period	$14.31	$12.47	$12.75	$11.07	$10.63	$8.57
Total investment return[d,e]	17.39%[f]	3.76%	16.38%	5.29%	26.03%	36.45%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$0.6	$0.9	$2.5	$7.6	$23.2	$32.5
Ratio of expenses to average daily net assets	1.85%[g]	1.87%	1.90%[h]	1.95%[h]	1.97%[h]	2.04%[h]
Ratio of net investment income (loss) to average daily net assets	0.26%[g]	0.17%	0.01%[h]	(0.12)%[h]	0.19%[h]	1.48%
Portfolio turnover rate	42%[f]	101%	86%	74%	102%	119%

a  Calculation based on average shares outstanding.

b  15.1% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2014 and the year ended December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.39	$12.69	$11.04	$10.61	$8.57	$6.51
Income (loss) from investment operations:
Net investment income[a]	0.02 [b]	0.04	0.02	0.01 [b]	0.03	0.09
Net realized and unrealized gain	2.14	0.42	1.78	0.56	2.17	2.19
Total from investment operations	2.16	0.46	1.80	0.57	2.20	2.28
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.06)	(0.05)	(0.14)	(0.16)	(0.16)
Net realized gain	(0.22)	(0.70)	(0.10)	—	—	—
Tax return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(0.34)	(0.76)	(0.15)	(0.14)	(0.16)	(0.22)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	1.82	(0.30)	1.65	0.43	2.04	2.06
Net asset value, end of period	$14.21	$12.39	$12.69	$11.04	$10.61	$8.57
Total investment return[d,e]	17.42%[f]	3.74%	16.35%	5.39%	25.89%	36.48%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$288.3	$249.1	$245.9	$223.6	$210.3	$164.1
Ratio of expenses to average daily net assets	1.85%[g]	1.87%	1.90%[h]	1.95%[h]	1.97%[h]	2.04%[h]
Ratio of net investment income to average daily net assets	0.36%[g]	0.31%	0.20%[h]	0.09%[h]	0.26%[h]	1.45%
Portfolio turnover rate	42%[f]	101%	86%	74%	102%	119%

a  Calculation based on average shares outstanding.

b  15.1% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2014 and the year ended December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.68	$13.92	$12.08	$11.59	$9.34	$7.07
Income (loss) from investment operations:
Net investment income[a]	0.11 [b]	0.21	0.17	0.15 [b]	0.15	0.18
Net realized and unrealized gain	2.34	0.44	1.93	0.59	2.36	2.37
Total from investment operations	2.45	0.65	2.10	0.74	2.51	2.55
Less dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.19)	(0.16)	(0.25)	(0.26)	(0.22)
Net realized gain	(0.22)	(0.70)	(0.10)	—	—	—
Tax return of capital	—	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(0.40)	(0.89)	(0.26)	(0.25)	(0.26)	(0.28)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	2.05	(0.24)	1.84	0.49	2.25	2.27
Net asset value, end of period	$15.73	$13.68	$13.92	$12.08	$11.59	$9.34
Total investment return[d]	17.93%[e]	4.72%	17.49%	6.44%	27.15%	37.81%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,
Ratios/Supplemental Data:	June 30, 2014	2013	2012	2011	2010	2009
Net assets, end of period (in millions)	$1,020.4	$768.0	$517.8	$128.7	$86.0	$58.6
Ratio of expenses to average daily net assets	0.93%[f]	0.96%	0.97%[g]	0.95%[g]	0.97%[g]	1.04%[g]
Ratio of net investment income to average daily net assets	1.44%[f]	1.40%	1.30%[g]	1.26%[g]	1.42%[g]	2.59%
Portfolio turnover rate	42%[e]	101%	86%	74%	102%	119%

a  Calculation based on average shares outstanding.

b  15.1% and 16.9% of gross income was attributable to dividends paid by Simon Property Group for the six months ended June 30, 2014 and the year ended December 31, 2011, respectively.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc., formerly known as Cohen & Steers Realty Income Fund, Inc., (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into four classes designated Class A, B, C and I shares. Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of June 30, 2014.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,665,420,394	$1,665,420,394	$—	$—
Money Market Funds	4,200,000	—	4,200,000	—
Total Investments[a]	$1,669,620,394	$1,665,420,394	$4,200,000	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may write put or call options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund's realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

At June 30, 2014, the Fund did not have any written option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2014, the investment advisor considers it likely that a portion of the distributions will be reclassified to distributions from net realized gains upon the final determination of the Fund's taxable income after December 31, 2014, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2014, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred $151,106 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class B and Class C shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC on Class B shares. There is a CDSC of 1.00% on Class C shares if redemption occurs within one year from purchase. For the six months ended June 30, 2014, the Fund has been advised that the distributor received $47,349 in sales commissions from the sale of Class A shares and $0, $40 and $15,164 of CDSC relating to redemptions of Class A, Class B and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class B and Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $8,741 for the six months ended June 30, 2014.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2014, totaled $741,844,023 and $637,130,896, respectively.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Transactions in written options six months ended June 30, 2014, were as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2013	1,850	$299,629
Options terminated in closing transactions	(1,850)	(299,629)
Options outstanding at June 30, 2014	—	$—

Note 4. Derivative Instruments

The following table presents the effect of derivatives held during the six months ended June 30, 2014, along with the respective location in the financial statements. The volume of activity for written options for the six months ended June 30, 2014 is summarized in Note 3.

Statement of Operations
Derivatives	Location	Realized Gain	Change in Unrealized Appreciation
Option contracts	Net Realized and Unrealized Gain (Loss)	$25,755	$218,371

Note 5. Income Tax Information

As of June 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,328,928,487
Gross unrealized appreciation	$341,061,437
Gross unrealized depreciation	(369,530)
Net unrealized appreciation	$340,691,907

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A:
Sold	6,039,372	$86,582,821	9,495,468	$135,451,973
Issued as reinvestment of dividends and distributions	535,359	8,019,444	1,358,671	17,877,430
Redeemed	(8,098,894)	(120,110,663)	(6,501,204)	(91,839,049)
Net increase (decrease)	(1,524,163)	$(25,508,398)	4,352,935	$61,490,354
Class B:
Sold	172	$2,428	1,047	$12,983
Issued as reinvestment of dividends and distributions	835	11,821	3,959	49,216
Redeemed	(31,771)	(431,479)	(123,242)	(1,660,122)
Net decrease	(30,764)	$(417,230)	(118,236)	$(1,597,923)
Class C:
Sold	1,729,084	$23,548,887	3,897,677	$52,185,147
Issued as reinvestment of dividends and distributions	259,316	3,648,423	643,191	7,916,502
Redeemed	(1,807,427)	(24,459,469)	(3,818,647)	(50,813,845)
Net increase	180,973	$2,737,841	722,221	$9,287,804
Class I:
Sold	19,920,432	$300,957,092	31,189,281	$457,231,317
Issued as reinvestment of dividends and distributions	1,462,474	22,745,795	2,979,844	40,585,010
Redeemed	(12,674,701)	(187,970,445)	(12,923,346)	(188,527,994)
Redemption in-kind[a]	—	—	(2,300,624)	(36,510,898)
Net increase	8,708,205	$135,732,442	18,945,155	$272,777,435

a  Certain shareholders of the Fund were permitted to redeem shares in-kind. As a result, the Fund realized a net gain of $1,609,495 for financial reporting purposes.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 23, 2015. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2014, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

On July 22, 2014, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share.

Management has evaluated events and transactions occurring after June 30, 2014 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 11, 2014 and at a meeting held in person on June 17, 2014, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2015 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark index. The Board of Directors noted that the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2014. The Board of Directors noted that the Fund underperformed its benchmark for the three- and ten-year periods ended March 31, 2014. The Board of Directors noted that the Fund outperformed the median of the Peer Funds for the one-, three- and five-year periods ended March 31, 2014, ranking in the first quintile for each. The Board of Directors further noted that the Fund underperformed the median of the Peer Funds for the ten-year period ended March 31, 2014, ranking four out of four funds. The Board of Directors considered that the Fund changed its investment objective to total return from income effective January 15, 2008, and that relative performance has improved since that change. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance, changes to the global real estate investment team in 2012, and the Investment Advisor's performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was higher, while the contractual management fee was lower than the median of the Peer Funds, ranking in the third quintile for each. The Board of Directors further noted that the Fund's total expense ratio was lower than the median of the Peer Funds, ranking in the second quintile. The Board of Directors noted that the Fund has a breakpoint of 0.65% on assets over $1.5 billion. As of December 31, 2013, the Fund was below $1.5 billion in assets. As of March 31, 2014, the Fund reached $1.5 billion in assets and is now benefitting from the breakpoint. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

that the Fund pays an administration fee to the Investment Advisor. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the administration agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.65% on assets over $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND
(FORMERLY KNOWN AS "COHEN & STEERS
REALTY INCOME FUND")

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Co-Chairman

Martin Cohen
Director and Co-Chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Joseph M. Harvey
Vice President

Thomas N. Bohjalian
Vice President

Yigal D. Jhirad
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CSEIX
Class  B—CSBIX
Class  C—CSCIX
Class  I—CSDIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance which is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ESTATE SECURITIES FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

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CSEIXSAR

Semiannual Report June 30, 2014

Cohen & Steers Real Estate Securities Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 28, 2014